Events after the reporting period (Details) € in Thousands	Aug. 15, 2023 USD ($)	Jul. 03, 2023 EUR (€)	Sep. 08, 2023	Jun. 30, 2023 EUR (€)	Apr. 30, 2022 USD ($)
Major loan agreement | Debt financing agreement due 2027
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facilities, maximum borrowing capacity					$ 100,000,000
Major loan agreement | Amended debt financing agreement due 2028
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facilities, maximum borrowing capacity	$ 50,000,000
Borrowings, interest-only period	3 years
Borrowing facilities, maximum borrowing capacity, higher borrowing capacity option	$ 50,000,000
Disposal of associates | BliNK Biomedical SAS
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests, disposal			48.00%
CTM Unit Solna | Disposal groups classified as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Net carrying amount | €				€ 1,408
CTM Unit Solna | Disposal of major unit
Disclosure of non-adjusting events after reporting period [line items]
Consideration received | €		€ 1,400